EQUITY (Details Narrative)			12 Months Ended
	Aug. 22, 2022 USD ($) shares	Aug. 22, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Jul. 13, 2022 shares	Jul. 12, 2022 shares	Dec. 31, 2021 shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized			100,000,000			100,000,000
Common stock, shares outstanding			45,000,000	40,000,000	100,000,000	40,000,000
Stock Issued During Period, Value, New Issues | $			$ 500,000
66 Individual [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues	5,000,000	5,000,000
Stock Issued During Period, Value, New Issues	$ 500,000	¥ 3,400,700